Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2017, future minimum lease payments under noncancelable operating leases are as follows:

Duration	Amount
(in thousands)

January 1, 2018~December 31, 2018	$1,122
January 1, 2019~December 31, 2019	753
January 1, 2020~December 31, 2020	512
January 1, 2021~December 31, 2021	318
January 1, 2022~December 31, 2022	298
January 1, 2023~December 31, 2024	238
$3,241